SHARE-BASED COMPENSATION - STOCK OPTION ACTIVITY & OPTION PRICING MODEL (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Number of options
Granted (in shares) | shares	0	0	0	0	17,600,000	17,600,000
Exercised (in shares) | shares	0	0
Minimum
Weighted average Exercise price
Granted (in dollars per shares)	$ 0.06		$ 0.06		$ 0.06
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized	1 year	1 year
Maximum
Weighted average Exercise price
Granted (in dollars per shares)	$ 0.07		$ 0.07		$ 0.07
ADS
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share)	0.88
Ordinary shares
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share)	$ 0.06
Options
Number of options
Outstanding at the end of the period (in shares) | shares	21,237,053	21,237,053
Options | Employees
Number of options
Outstanding at the beginning of the period (in shares) | shares	31,182,205	31,182,205	37,369,229	37,369,229	25,113,357	25,113,357
Granted (in shares) | shares					17,600,000	17,600,000
Exercised (in shares) | shares			(44,000)	(44,000)	(1,096,896)	(1,096,896)
Forfeited (in shares) | shares	(9,945,152)	(9,945,152)	(6,143,024)	(6,143,024)	(4,247,232)	(4,247,232)
Outstanding at the end of the period (in shares) | shares	21,237,053	21,237,053	31,182,205	31,182,205	37,369,229	37,369,229	25,113,357
Exercisable at the end of the period (in shares) | shares	13,529,251		20,119,147		16,222,688			13,529,251
Weighted average Exercise price
Outstanding at the beginning of the period (in dollars per shares)	$ 0.10		$ 0.11		$ 0.14
Granted (in dollars per shares)					0.06
Exercised (in dollars per shares)			0.08		0.08
Forfeited (in dollars per shares)	0.08		0.16		0.06
Outstanding at the end of the period (in dollars per shares)	0.11		0.10		0.11		$ 0.14
Exercisable at the end of the period (in dollars per shares)	$ 0.11		$ 0.10		$ 0.17
Weighted average remaining contractual term (Years)
Outstanding at the end of the period	5 years 4 months 24 days	5 years 4 months 24 days	7 years 2 months 23 days	7 years 2 months 23 days	7 years 9 months 22 days	7 years 9 months 22 days	7 years 3 months 4 days
Exercisable at the end of the period	5 years 4 months 24 days	5 years 4 months 24 days	7 years 1 month 6 days	7 years 1 month 6 days	5 years 11 months 5 days	5 years 11 months 5 days
Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars) | $	$ 1.35		$ 2,000		$ 586,000
Exercisable at the end of the period (in dollars) | $			1.35		2,000
Outstanding at the end of the period (in dollars) | $			$ 1.35		$ 2,000		$ 586,000
Total intrinsic value of stock options exercised | ¥		¥ 18,000		¥ 502,000
Unrecognized share-based compensation cost (in CNY or dollars)	14,000							¥ 89,000
Total fair value of options vested	$ 95,000	¥ 649,000		¥ 1,834,000		¥ 4,013,000